Note 25 Equity impact (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity impact [Line Items]
Total impact on equity debit credit	€ 314	€ (433)	€ (206)
Defined benefit plans equity impact [Member]
Equity impact [Line Items]
Total impact on equity debit credit	302	(363)	52
Post employment medical benefits equity impact [Member]
Equity impact [Line Items]
Total impact on equity debit credit	€ 12	€ (71)	€ (257)